FINANCIAL RISK MANAGEMENT (Details) - Credit Risk [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
CREDIT RISK EXPOSURE
Total financial instrument exposure to credit risk	$ 139.6	$ 243.3
Cash and cash equivalents
CREDIT RISK EXPOSURE
Total financial instrument exposure to credit risk	103.7	216.2
Trade receivables
CREDIT RISK EXPOSURE
Total financial instrument exposure to credit risk	$ 35.9	$ 27.1